Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FlexShares Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
FlexShares Core Select Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FlexShares® Core Select Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. As of October 31, 2016, the Fund had not commenced operations.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar-denominated investment-grade fixed-income securities either directly or indirectly through exchange-traded funds ("ETFs") and other registered investment companies (together with ETFs, “Underlying Funds”). The Fund primarily invests in fixed-rate securities of varying maturities, including bonds, debt securities and other similar instruments issued by U.S. public and U.S and non-U.S. private sector entities. Such issuers include, without limitation, U.S. governments and their agencies, instrumentalities or sponsored enterprises, and U.S. and non-U.S. private-sector entities, such as corporations and banks. The Fund may invest in fixed income securities of any maturity.

The Fund seeks to provide attractive risk-adjusted performance by investing in a portfolio of fixed-income securities that is designed to achieve optimal potential for total return after taking into account various sources of investment risk. The Fund adjusts its allocations to securities based on NTI’s assessment of potential changes in interest rate levels, the shape of the yield curve and credit spread relationships. The Fund also seeks to balance the potential for return and risk while emphasizing liquidity and diversification across a spectrum of U.S. dollar-denominated investment-grade fixed income securities.

The Fund may invest, without limitation, in mortgage- or asset-backed securities, including to-be-announced (“TBA”) transactions, and purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund also may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts (such as buy backs or mortgage dollar rolls).

When necessary to manage the Fund’s exposure to interest-rate risks, the Fund may take short or long positions in U.S. Treasury futures or transact in interest rate swaps. The Fund’s short positions in U.S. Treasury futures are not intended to mitigate credit spread risk or other factors influencing the price of non-government bonds, which may have a greater impact than interest rates. The Fund may also invest in other interest rate futures contracts, including, but not limited to, Eurodollar and Federal Funds futures.

The Fund may invest in short-term paper, cash and cash equivalents, including shares of affiliated and unaffiliated money market funds, in order to achieve its investment objective.

The Fund may make the foregoing investments either directly or indirectly by investing in Underlying Funds, such as indexed or actively managed ETFs or other registered investment companies that invest in such securities. The Underlying Funds in which the Fund may invest include funds managed by NTI or its affiliates.

The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. Because the Fund may significantly invest in Underlying Funds, the risks described below are also applicable to the Underlying Funds.

Asset Class Risk is the risk that securities in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Concentration Risk is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as Authorized Participants (as defined in the Creations and Redemptions section of this Prospectus). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Concentration Risk is the risk that the Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Counterparty Risk is the risk that a counterparty to a financial instrument may default on its payment or other obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease.

Credit (or Default) Risk is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a TBA, repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Debt Extension Risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Derivatives Risk is the risk of investing in derivative instruments, such as futures contracts, options on futures contracts, and interest rate swaps. These risks include liquidity, interest rate, market, credit, counterparty and management risks, as well as the risk of mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Financial Sector Risk is the risk that the Fund will be impacted by events affecting the financial sector if it invests a relatively large percentage of its assets in that sector, adversely affecting the Fund’s performance. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis.

Hedging Risk is the risk that the Fund’s short positions in U.S. Treasury futures and transactions in interest rate swaps will not completely eliminate interest rate risk of long positions in bonds. The Fund seeks to mitigate the potential impact of interest rates on the performance of bonds by entering into short positions in U.S. Treasury futures or transact in interest rate swaps. The Fund’s short positions in U.S. Treasury futures and interest rate swaps are not intended to mitigate credit spread risk or other factors influencing the price of bonds, which may have a greater impact than interest rates. In addition, when interest rates fall, long-only bond investments will perform better than the Fund’s investments. In certain falling interest rate environments, the Fund’s hedging strategy could result in disproportionately larger losses in the short U.S. Treasury futures and interest rate swaps positions as compared to gains in the long bond positions attributable to interest rate changes. There is no guarantee the Fund will have positive returns, even in environments of sharply rising Treasury interest rates in which the Fund’s short positions might be expected to mitigate the effects of such rises. The Fund will incur expenses when entering into short positions.

Income Risk is the risk that the Fund’s income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in an Underlying Fund’s underlying index are substituted or the Fund otherwise needs to purchase additional bonds.

Inflation Risk is the risk that as inflation increases the value of assets or income from investments will be less in the future as the value of money decreases.

Interest Rate/Maturity Risk is the risk that the value of the Fund’s fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund currently faces a heightened level of interest rate risk because interest rates are at historically low levels, but are expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. An increase in interest rates may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments.

Issuer Risk is the risk that changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value.

Liquidity Risk is the risk that certain portfolio securities may be less liquid or may become less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, adversely affecting the value of the Fund’s investments and its returns. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Additionally, in adverse market conditions, the Fund’s market price may begin to reflect illiquidity or pricing uncertainty of the Fund’s portfolio securities. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV. At times, such differences may be significant.

Management Risk is the risk that a strategy used by NTI may fail to produce the intended results.

Market Risk is the risk that the Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Disruptions to creations and redemptions or the existence of significant market volatility may result in trading prices that differ significantly from the Fund’s NAV. If a shareholder purchases at a time when the market price of the Fund is at a premium to its NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Model Risk is the risk that the allocation model utilized in the Fund’s securities selection process will not result in improved issuer creditworthiness, maximize returns or minimize risk, or be appropriate for every investor seeking a particular risk profile.

Mortgage-Related and Other Asset-Backed Risks are the risks of investing in mortgage-related and other asset-backed securities, including Credit (or Default) Risk, Interest Rate/Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

New Fund Risk is the risk that the Fund faces because it is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case the Board of Trustees of the Trust may determine to liquidate the Fund. The Fund’s Distributor does not maintain a secondary market in the shares.

Non-U.S. Issuer Risk is the risk the Fund faces because it may invest in U.S. dollar-denominated bonds of non-U.S. entities, such as corporations and banks. The Fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include the risks of adverse economic, political, diplomatic, financial and regulatory conditions that may affect non-U.S. issuers.

Prepayment (or Call) Risk is the risk that during periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with greater risks or other less favorable features or in securities with lower yields, which would result in a decline in the Fund’s income.

Privately-Issued Securities Risk is the risk of investing in unregistered securities. The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”). Privately-issued securities are securities that have not been registered under the 1933 Act and as a result are subject to legal restrictions on resale. Privately-issued securities are not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.

Sampling Risk is the risk that the index-based ETFs in which the Fund invests may utilize a representative sampling approach to track their respective underlying indices. ETFs that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the ETF in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, an ETF will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to an issuer of securities that the ETF holds could result in a greater decline in NAV than would be the case if the ETF held all of the securities in the underlying index.

Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Risk is the risk that the index-based ETFs and other investment companies in which the Fund invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, index-based ETFs and other investment companies in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices may, from time to time, temporarily be unavailable, which may further impede an ETF’s or other investment company’s ability to track its applicable index or match its performance.

Underlying Fund Risk is the risk that the Fund’s investment performance and its ability to achieve its investment objective may be directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Fund held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

U.S. Government Securities Risk is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities that may be purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

U.S. Issuer Risk is the risk of significant exposure to United States issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Valuation Risk is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise.

It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has less than one full calendar year of performance, no performance information has been included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than one full calendar year of performance, no performance information has been included.
FlexShares Core Select Bond Fund | FlexShares Core Select Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	$ 156

[1]	Other expenses are estimated for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses will be included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value per share (“NAV”). Acquired Fund Fees and Expenses are estimated.
[3]	Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2018. NTI has also contractually agreed to waive Management Fees or reimburse certain expenses in an amount equal to the sum of (a) any Acquired Fund Fees and Expenses, if any, incurred by the Fund that are attributable to the Fund’s investment in Acquired Funds managed by NTI or an investment adviser controlling, controlled by, or under common control with NTI (“Affiliated Funds”); and (b) 0.05% or such lesser amount in Acquired Fund Fees and Expenses incurred by the Fund that are attributable to the Fund’s investment in Acquired Funds that are not Affiliated Funds, until March 1, 2018. The Trust’s Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Fund and its shareholders.